Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 28, 2011
PACE Municipal Fixed Income Investments (Prospectus Summary): | PACE Municipal Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® Municipal Fixed Income Investments
Supplement Text	ck0000930007_SupplementTextBlock

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

PACE Municipal Fixed Income Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIBX